Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Trade and Notes Receivables
The credit terms given to trade customers are determined on an individual basis.

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Trade receivables	1,051	1,210
Less: impairment	(77)	(86)

	974	1,124

Summary of Ageing Analysis of Trade Receivables and Net of Loss Allowance
An ageing analysis of the trade receivables as at the end of the reporting period, based on the invoice/billing date and net of loss allowance, is as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Within 90 days	919	1,054
91 to 180 days	39	46
181 to 365 days	9	8
Over 365 days	7	16

	974	1,124

Schedule of Credit Risk Exposure on Group's Trade Receivables
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:
As at December 31, 2021

		Past due
		Less than	90 to 365	Over
	Current	90 days	days	365 days	Total
Expected credit loss rate (%)	0.70	3.67	5.36	90.79	7.37
Gross carrying amount (RMB million)	925	40	10	76	1,051
Expected credit losses (RMB million)	6	1	1	69	77

As at December 31, 2020

		Past due
		Less than	90 to 365	Over
	Current	90 days	days	365 days	Total
Expected credit loss rate (%)	0.85	4.79	6.87	76.93	7.08
Gross carrying amount (RMB million)	1,063	42	9	96	1,210
Expected credit losses (RMB million)	9	1	1	75	86

Trade and notes receivables [member]
Statement [Line Items]
Summary of Provision for Impairment of Trade Receivables
The movements in the loss allowance for impairment of trade receivables are as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
At January 1	86	76
Impairment losses, net (Note 10)	3	15
Amount written off as uncollectible	(12)	(5)
At December 31	77	86